Consolidated Shareholders' Equity	6 Months Ended
Jun. 30, 2023
Share Capital, Reserves And Other Equity Interest [Abstract]
Consolidated Shareholders' Equity

B.8. CONSOLIDATED SHAREHOLDERS’ EQUITY

B.8.1. SHARE CAPITAL
As of June 30, 2023, the share capital was €2,524,776,362 and consisted of 1,262,388,181 shares (the total number of shares outstanding) with a par value of €2.

Treasury shares held by Sanofi are as follows:

	Number of shares (million)	% of share capital for the period
June 30, 2023	10.90	0.864%
December 31, 2022	8.20	0.650%
June 30, 2022	13.43	1.061%
January 1, 2022	11.02	0.872%
A total of 245,668 shares were issued in the first half of 2023 as a result of the exercise of Sanofi stock subscription options.
In addition, 2,600,012 shares vested under Sanofi restricted share plans during the first half of 2023, of which 1,306,781 were fulfilled by issuance of new shares and 1,293,231 by allotment of existing shares free of charge.

B.8.2. REPURCHASE OF SANOFI SHARES
On May 3, 2022, the Annual General Meeting of Sanofi shareholders authorized a share repurchase program for a period of 12 months Under that program, Sanofi repurchased 4,000,204 of its own shares during the first half of 2023 for a total amount of €363 million.
On May 25, 2023, the Annual General Meeting of Sanofi shareholders authorized a share repurchase program for a period of 12 months. Sanofi did not use that authorization during the first half of 2023.

B.8.3. REDUCTIONS IN SHARE CAPITAL
No decision to cancel treasury shares was made by the Sanofi Board of Directors during the first half of 2023.

B.8.4. RESTRICTED SHARE PLANS
Restricted share plans are accounted for in accordance with the policies described in Note B.24.3. to the consolidated financial statements for the year ended December 31, 2022. The principal features of the plans awarded in 2023 are set forth below:

2023
Type of plan	Performance share plan
Date of Board meeting approving the plan	May 25, 2023
Total number of shares subject to a 3-year service period	3,838,434
Of which with no market condition	2,425,047
Fair value per share awarded (a)	€87.69
Of which with market conditions	1,413,387
Fair value per share awarded other than to the Chief Executive Officer (1,209,790 shares in total) (b)	€83.74
Fair value per share awarded other than to the Chief Executive Officer (121,097 additional shares) (c)	€43.60
Fair value per share awarded to the Chief Executive Officer (82,500 shares) (b)	€82.17
Fair value of plan at the date of grant (€ million)	326
(a)Quoted market price per share at the date of grant, adjusted for dividends expected during the vesting period.
(b) Weighting between (i) fair value determined using the Monte Carlo model and (ii) market price of Sanofi shares at the date of grant, adjusted for dividends expected during the vesting period.
(c) Additional tranche subject to a higher level of market conditions.

The total expense recognized for all restricted share plans, and the number of restricted shares not yet fully vested, are shown in the table below:

	June 30, 2023	June 30, 2022
Total expense for restricted share plans (€ million)	108	105
Number of shares not yet fully vested	10,127,545	9,559,052
Under 2023 plans	3,837,974	—
Under 2022 plans	3,226,321	3,341,379
Under 2021 plans	2,996,101	3,281,880
Under 2020 plans	67,149	2,935,793

B.8.5. CAPITAL INCREASES
On February 2, 2023, the Sanofi Board of Directors approved a capital increase reserved for employees, offering the opportunity for them to subscribe for new Sanofi shares at a price of €79.58 per share. The subscription period was open from June 5 through June 23, 2023. Sanofi employees subscribed for a total of 2,009,306 shares, and this capital increase was supplemented by the immediate issuance of a further 119,417 shares for the employer’s contribution. The total expense recognized for this capital increase in the first half of 2023 was €52 million, determined in accordance with IFRS 2 (Share-Based Payment) on the basis of the discount granted to the employees.
On February 3, 2022, the Sanofi Board of Directors approved a capital increase reserved for employees, offering the opportunity for them to subscribe for new Sanofi shares at a price of €80.21 per share. The subscription period was open from June 9 through June 29, 2022. Sanofi employees subscribed for a total of 1,909,008 shares, and this capital increase was supplemented by the immediate issuance of a further 118,049 shares for the employer’s contribution. The total expense recognized for this capital increase in the first half of 2022 was €39 million, determined in accordance with IFRS 2 (Share-Based Payment) on the basis of the discount granted to the employees.

B.8.6. STOCK SUBSCRIPTION OPTION PLANS
No stock subscription option plans were awarded in the first half of 2023 or in 2022.
No more expenses have been recognized through equity for stock option plans in either 2023 or 2022.
The table below provides summary information about options outstanding and exercisable as of June 30, 2023:

Range of exercise prices per share	Outstanding			Exercisable
	Number of options	Weighted average residual life (years)	Weighted average exercise price per share (€)	Number of options	Weighted average exercise price per share (€)
From €60.00 to €70.00 per share	168,784	4.84	65.84	168,784	65.84
From €70.00 to €80.00 per share	818,708	2.73	75.10	818,708	75.10
From €80.00 to €90.00 per share	604,809	2.82	89.20	604,809	89.20
Total	1,592,301			1,592,301

B.8.7. NUMBER OF SHARES USED TO COMPUTE DILUTED EARNINGS PER SHARE
Diluted earnings per share is computed using the number of shares outstanding plus stock options with dilutive effect and restricted shares.

(million)	June 30, 2023 (6 months)	June 30, 2022 (6 months)	December 31, 2022 (12 months)
Average number of shares outstanding	1,249.9	1,250.0	1,251.9
Adjustment for stock options with dilutive effect	0.3	0.4	0.3
Adjustment for restricted shares	4.3	4.9	4.7
Average number of shares used to compute diluted earnings per share	1,254.5	1,255.3	1,256.9
As of June 30, 2023, December 31, 2022 and June 30, 2022 all stock options were taken into account in computing diluted earnings per share because they all had a dilutive effect.

B.8.8. OTHER COMPREHENSIVE INCOME
Movements within other comprehensive income are shown below:

(€ million)	June 30, 2023 (6 months)	June 30, 2022 (6 months)	December 31, 2022 (12 months)
Actuarial gains/(losses):
▪Actuarial gains/(losses) excluding investments accounted for using the equity method	133	1,110	650
▪Actuarial gains/(losses) of investments accounted for using the equity method, net of taxes	8	—	4
▪Tax effects	(60)	(333)	(212)
Equity instruments included in financial assets and financial liabilities:
▪Change in fair value (excluding investments accounted for using the equity method)	3	(3)	(4)
▪Change in fair value (investments accounted for using the equity method, net of taxes)	—	—	—
▪Equity risk hedging instruments designated as fair value hedges	—	16	17
▪Tax effects	1	(3)	(4)
Items not subsequently reclassifiable to profit or loss	85	787	451
Debt instruments included in financial assets:
▪Change in fair value (excluding investments accounted for using the equity method) (a)	6	(52)	(77)
▪Change in fair value (investments accounted for using the equity method, net of taxes)	—	—	—
▪Tax effects	(1)	8	15
Cash flow hedges and fair value hedges:
▪Change in fair value (excluding investments accounted for using the equity method) (b)	1	(17)	5
▪Change in fair value (investments accounted for using the equity method, net of taxes)	—	—	2
▪Tax effects	—	4	(1)
Change in currency translation differences:
▪Currency translation differences on foreign subsidiaries (excluding investments accounted for using the equity method) (c)	(1,089)	3,775	2,643
▪Currency translation differences (investments accounted for using the equity method)	6	(11)	(11)
▪Hedges of net investments in foreign operations	26	(329)	(354)
▪Tax effects	(7)	85	91
Items subsequently reclassifiable to profit or loss	(1,058)	3,463	2,313

(a)Includes reclassifications to profit or loss: immaterial in the first half of 2023 and full-year 2022; €2 million in the first half of 2022.
(b)Includes reclassifications to profit or loss: €0 million in the first half of 2023, and €5 million in 2022 (including €17 million in the first half of 2022).
(c)Currency translation differences on foreign subsidiaries are mainly due to the appreciation of the US dollar.
    Includes a reclassification to profit or loss of €(14) million in the first half of 2023 versus €(35) million in the first half of 2022 relating to the deconsolidation of EUROAPI , and €(40) million in 2022 (including €(35) million relating to the deconsolidation of EUROAPI).